CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheet Statements Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	112,951,232	112,755,320
Common Stock, Shares, Outstanding	112,951,232	112,755,320
Parent Company [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	112,951,232	112,755,320
Common Stock, Shares, Outstanding	112,951,232	112,755,320